Label	Element	Value
Mercer Emerging Markets Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mercer Emerging Markets Equity Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2025
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2025).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	57.00%
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

MERCER FUNDS

SUPPLEMENT

TO

THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 31, 2024, AS SUPPLEMENTED

Mercer Emerging Markets Equity Fund

(the “Fund”)

The date of this Supplement is May 20, 2025.

Termination of Barrow Hanley as a Subadviser to the Fund

Effective as of the date hereof, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund. Accordingly, all references and information relating to Barrow Hanley as a subadviser to the Fund in the Prospectus and the Statement of Additional Information are hereby deleted in their entirety.

Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.87%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,603
Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.62%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,318
Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.52%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,202
Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,026

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.